Internalization (Tables)	6 Months Ended
Jun. 30, 2026
Business Combination [Abstract]
Schedule of Adjusted EBITDA Target

In addition to the above, pursuant to the Contribution Agreement, the Management Contributors agreed that 25% of the Internalization Price (the “Earnout Amount”) is conditioned upon the Company achieving certain Adjusted EBITDA targets in each of the three 12-month periods from July 1, 2026 to June 30, 2029 (each such 12-month period, an “Earnout Year”) as follows:

Earnout Year ending:	EBITDA Target	Earnout Amount received
June 30, 2027	$106.6 million	One-third
June 30, 2028	$129.0 million	Up to two-thirds (less an Earnout Amount received in the prior Earnout Year
June 30, 2029	$126.0 million	Up to the entire Earnout Amount (less any Earnout Amount received in prior two Earnout Years)

Schedule of Fair value of Earnout Liability Estimated Utilizing a Binomial Lattice Model	The fair value

of the earnout liability were estimated utilizing a binomial lattice model using the following range of significant unobservable inputs (Level 3) for the respective periods:

2026
Stock Price	$26.00 - $27.82
Volatility	40.0%
Risk-free rate	4.11% - 4.12%
Dividend yield	7.19% - 7.69%
Term	3.00 - 3.06 years

Schedule of Reconciliation of Earnout Liability Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs (Level 3)

The following is a reconciliation of the beginning and ending balance of the earnout liability measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the three and six months ended June 30, 2026 (in thousands):

Level 3
Earnout liability
Fair value of earnout liability at IPO	24,223
Change in fair value	1,694
Fair value of earnout liability at June 30, 2026	25,917